Stockholders' Equity (Details 2) - Equity Option [Member] - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 21, 2019	Sep. 20, 2019	Dec. 31, 2019
Number of Options
Number of options - beginning balance
Number of options - granted			2,480,000
Number of options - exercised
Number of options - expired
Number of options - forfeited
Number of options - ending balance			2,480,000
Number of options - exercisable
Weighted Average Price Per Share
Weighted average price per share - beginning balance
Weighted average price per share - granted	$ 4.09	$ 5.66	4.34
Weighted average price per share - exercised
Weighted average price per share - cancelled or expired
Weighted average price per share - forfeited
Weighted average price per share - ending balance			4.34
Weighted average price per share - exercisable
Weighted Average Remaining Term
Weighted average remaining term years - outstanding			9 years 10 months 10 days
Weighted average remaining term years - exercisable
Intrinsic Value
Intrinsic value outstanding
Intrinsic value exercisable